PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Property, Plant And Equipment 1	$ 4,700,000
Property, Plant And Equipment 2	28,500,000
Property, Plant And Equipment 3	11,600,000
Property, Plant And Equipment 4	10,650,000
Property, Plant And Equipment 5	1,000,000
Property, Plant And Equipment 6	18,700,000
Property, Plant And Equipment 7	123,600,000
Property, Plant And Equipment 8	42,800,000
Property, Plant And Equipment 9	45,435,397
Property, Plant And Equipment 10	51,939,812
Property, Plant And Equipment 11	6,504,415
Property, Plant And Equipment 12	951,789
Property, Plant And Equipment 13	2,830,153
Property, Plant And Equipment 14	$ 2,738,526